Construction in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Construction In Progress [Text Block]
Note 6 - Construction in Progress

At September 30, 2012, the construction in progress of $2,319,560 consisted of construction cost of a new manufacturing plant at Nova Dongguan (Phase II factory construction project). The total construction cost is approximately $6.16 million and the Company is required to pay an additional $3.84 million to complete the construction.  The Company expects to complete construction by the end of 2012.

At December 31, 2011, the construction in progress of $91,466 consisted of construction material purchased for the construction of a new manufacturing plant at Nova Dongguan (Phase II factory construction project).

Note 6 - Construction in Progress

At December 31, 2011, the construction in progress of $91,466 consisted of construction material purchased for the construction of a new manufacturing plant at Nova Dongguan (Phase II factory construction project). The total construction cost is approximately $6.16 million, and the Company expects to complete construction by the end of 2012.

At December 31, 2010, the construction in progress of $75,498 represented the wrapping up of the Phase I factory construction project at Nova Dongguan, which had commenced in 2009. The project was substantially completed in 2010, passed the required PRC government inspection and transferred into the Company’s fixed assets. The Company received the official property certificate for the completed factory in 2011.